MANAGEMENT'S PLANS (Details) - USD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2016	Mar. 31, 2016	Dec. 31, 2015
MANAGEMENT'S PLANS [Abstract]
Approximate cash position		$ 2,660,000	$ 3,290,000
Approximate monthly expenditures		$ 290,000	290,000
Agreement with an institutional investor to sell common stock and investor committed to invest in common stock (upper limit)	$ 20,000,000		$ 20,000,000
Term of agreement with institutional investor	36 months		36 months
Registering shares of common stock	5,000,000		5,000,000